Annual Total Returns - Fidelity Series Investment Grade Securitized Fund [BarChart] - 08.31 Fidelity Series Investment Grade Securitized Fund PRO-05 - Fidelity Series Investment Grade Securitized Fund	Oct. 29, 2022
Bar Chart Table:
Annual Return, Inception Date	Aug. 17, 2018
Fidelity Series Investment Grade Securitized Fund
Bar Chart Table:
Annual Return 2019	6.68%
Annual Return 2020	5.24%
Annual Return 2021	(0.81%)